Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000132088
Shareholder Report [Line Items]
Fund Name	Kopernik Global All-Cap Fund
Class Name	Class A Shares
Trading Symbol	KGGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Kopernik Global All-Cap Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund. You can also request this information by contacting us at 1-855-887-4544.
Additional Information Phone Number	1-855-887-4544
Additional Information Website	https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik Global All-Cap Fund, Class A Shares	$134	1.26%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.26%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Kopernik Global All-Cap Fund
Class A Shares, With Load	5.81%	11.81%	7.83%
Class A Shares, Without Load	12.27%	13.13%	8.47%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,168,399,773
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 18,886,172
InvestmentCompanyPortfolioTurnover	43.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Purchased Options	0.3%
Other Countries	7.3%
United Kingdom	2.1%
Hong Kong	3.1%
Russia	3.1%
Germany	3.2%
Kazakhstan	3.4%
Singapore	3.9%
Japan	4.2%
China	4.3%
South Africa	7.2%
United States	10.0%
Canada	14.0%
South Korea	17.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-887-4544
Updated Prospectus Web Address	https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund
C000132089
Shareholder Report [Line Items]
Fund Name	Kopernik Global All-Cap Fund
Class Name	Class I Shares
Trading Symbol	KGGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Kopernik Global All-Cap Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund. You can also request this information by contacting us at 1-855-887-4544.
Additional Information Phone Number	1-855-887-4544
Additional Information Website	https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik Global All-Cap Fund, Class I Shares	$107	1.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Kopernik Global All-Cap Fund, Class I Shares	12.51%	13.39%	8.72%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,168,399,773
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 18,886,172
InvestmentCompanyPortfolioTurnover	43.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Purchased Options	0.3%
Other Countries	7.3%
United Kingdom	2.1%
Hong Kong	3.1%
Russia	3.1%
Germany	3.2%
Kazakhstan	3.4%
Singapore	3.9%
Japan	4.2%
China	4.3%
South Africa	7.2%
United States	10.0%
Canada	14.0%
South Korea	17.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-887-4544
Updated Prospectus Web Address	https://www.kopernikglobal.com/content/mutual-fund-kopernik-global-all-cap-fund
C000157593
Shareholder Report [Line Items]
Fund Name	Kopernik International Fund
Class Name	Class I Shares
Trading Symbol	KGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Kopernik International Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund. You can also request this information by contacting us at 1-855-887-4544.
Additional Information Phone Number	1-855-887-4544
Additional Information Website	https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik International Fund, Class I Shares	$109	1.04%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Kopernik International Fund, Class I Shares	10.14%	8.43%	7.29%
MSCI ACWI ex-USA Index (Net) (USD)	24.33%	5.78%	5.03%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 577,937,114
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 4,850,233
InvestmentCompanyPortfolioTurnover	42.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Purchased Options	0.3%
Other Countries	5.5%
Japan	2.7%
Hong Kong	2.8%
United Kingdom	2.8%
Singapore	2.9%
Germany	3.1%
Kazakhstan	4.1%
Russia	4.8%
China	4.8%
United States	7.3%
Canada	8.8%
South Africa	9.5%
South Korea	13.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-887-4544
Updated Prospectus Web Address	https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund
C000157592
Shareholder Report [Line Items]
Fund Name	Kopernik International Fund
Class Name	Investor Shares
Trading Symbol	KGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Shares of the Kopernik International Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund. You can also request this information by contacting us at 1-855-887-4544.
Additional Information Phone Number	1-855-887-4544
Additional Information Website	https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kopernik International Fund, Investor Shares	$135	1.29%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Kopernik International Fund, Investor Shares	9.83%	8.15%	8.55%
MSCI ACWI ex-USA Index (Net) (USD)	24.33%	5.78%	7.36%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 577,937,114
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 4,850,233
InvestmentCompanyPortfolioTurnover	42.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Purchased Options	0.3%
Other Countries	5.5%
Japan	2.7%
Hong Kong	2.8%
United Kingdom	2.8%
Singapore	2.9%
Germany	3.1%
Kazakhstan	4.1%
Russia	4.8%
China	4.8%
United States	7.3%
Canada	8.8%
South Africa	9.5%
South Korea	13.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-887-4544
Updated Prospectus Web Address	https://www.kopernikglobal.com/content/mutual-fund-kopernik-international-fund